Supplementary information on oil and gas activities (unaudited) - Summary of standardized measure of discounted future cash flows (Detail) - USD ($) $ in Thousands		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred [Line Items]
Standardized measure of discounted future net cash flows	[1]	$ 6,607		$ 4,032	$ 3,390	$ 3,241
Argentina [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred [Line Items]
Future cash inflows		34,105	[2]	23,298	18,771
Future production costs		(9,965)	[2]	(6,956)	(5,573)
Future development and abandonment costs		(5,365)	[2]	(4,244)	(3,198)
Future income tax		(6,571)	[2]	(4,249)	(3,477)
Discounted future net cash flows		12,203	[2]	7,849	6,523
10% annual discount		(5,597)	[2]	(3,817)	(3,133)
Standardized measure of discounted future net cash flows		$ 6,607	[2]	$ 4,032	$ 3,390

[1]	Amounts expressed in MM USD.
[2]	Amounts expressed in millions of US Dollars (“MM USD”).